K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

November 1, 2013

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1520

Re:	Neuberger Berman Alternative Funds
--Neuberger Berman Absolute Return Multi-Manager Fund,
--Class R6
File Nos. 333-122847; 811-21715
Re: Request for Selective Review for Post-Effective Amendment No. 30

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Alternative Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (“PEA 30”) on behalf of Class R6 of Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”).  PEA 30 includes a Class R6 prospectus (the “Prospectus”) and a statement of additional information (the “SAI”), relating to the Registrant’s issuance of Class R6 shares of the Fund.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add Class R6 as a new class of shares of the Fund.  This filing is not intended to affect the prospectus or SAI of any other Class of the Fund or any other previously registered series (or Class of such series) of the Registrant.

The form of the Prospectus and the section of the Prospectus titled “Your Investment”, are substantially the same as the Class R6 disclosure contained in the following currently effective registration statement for Neuberger Berman Equity Funds and previously reviewed by the Staff in the following registration statement filed pursuant to Rule 485(a):

Post-Effective Amendment No. 168 to Neuberger Berman Equity Funds’ registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class R6 shares of Neuberger Berman International Equity Fund (Accession No. 0000898432-13-000952) (June 28, 2013).

The form of the SAI, and the text of the SAI (except the sections titled “Investment Management and Administration Services,” “Distribution Arrangements,” “Additional Exchange Information,” and “Control Persons and Principal Holders of Securities”), are substantially the same as parallel disclosure in the statement of additional information for Class A, Class C and Institutional Class contained in the currently effective registration statement for Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

Post-Effective Amendment No. 24 to Neuberger Berman Alternative Funds’ registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Flexible Select Fund (Accession No. 0000898432-13-000334) (February 27, 2013).

Post-Effective Amendment No. 11 to Neuberger Berman Alternative Funds’ registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Absolute Return Multi-Manager Fund (Accession No. 0000898432-12-000055) (January 18, 2012).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 30.  Pursuant to Rule 485(a)(2) under the 1933 Act, this PEA 30 will become effective 60 days after the filing date on December 31, 2013.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by December 2, 2013.  This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Should you have any questions, please do not hesitate to call me at (202) 778-9473 or Arthur C. Delibert at (202) 778-9042.  Thank you for your attention.

Sincerely,

/s/ Franklin H. Na